Annual Operating Expenses - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom Income Fund - Fidelity Freedom Income Fund - Class K	May 30, 2023
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%	[1]

[1]	A Adjusted to reflect current fees.